Loans and Allowance for Credit Losses - Schedule of Impaired Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Impaired [Line Items]
Nonaccrual with no ACL	$ 736,000	$ 487,000
Total Nonaccrual	736,000	487,000
Loans Past Due Over 90 Days Still Accruing	56,000	154,000
Total Nonperforming	792,000	641,000
Interest Income, Other	4,000	13,000
Commercial and Industrial
Financing Receivable, Impaired [Line Items]
Nonaccrual with no ACL	170,000
Total Nonaccrual	170,000	0
Loans Past Due Over 90 Days Still Accruing	41,000	154,000
Total Nonperforming	211,000	154,000
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Nonaccrual with no ACL	258,000	8,000
Total Nonaccrual	258,000	8,000
Total Nonperforming	258,000	8,000
Residential
Financing Receivable, Impaired [Line Items]
Nonaccrual with no ACL	308,000	479,000
Total Nonaccrual	308,000	479,000
Total Nonperforming	308,000	$ 479,000
Consumer
Financing Receivable, Impaired [Line Items]
Total Nonaccrual	0
Loans Past Due Over 90 Days Still Accruing	15,000
Total Nonperforming	$ 15,000